16. WARRANTS	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Notes to Financial Statements
16. WARRANTS

A summary of warrants outstanding at December 31, 2016 and issued exercised and expired during the nine months ended September 30, 2017 is as follows:

Warrants:	Shares	Weighted Avg. Exercise Price
Balance at December 31, 2016	2,945,000	$5.98
Issued	—	—
Exercised	1,332,885	1.28
Expired	—	—
Balance at September 30, 2017	1,612,115	$9.28

On March 10, 2010, T Squared Investments, LLC (“T Squared”) was issued Warrant “E” for 175,000 shares of the Company at an exercise price of $10.00 per share with an expiration date of December 31, 2012. T Squared can continually pay the Company an amount of money to reduce the exercise price of Warrant “E” until such time as the exercise price of Warrant “E” is effectively $0.004 per share. Each time a payment by T Squared is made to Dolphin, a side letter will be executed by both parties that state the new effective exercise price of Warrant “E” at that time. At such time when T Squared has paid down Warrant “E” to an exercise price of $0.004 per share or less, T Squared shall have the right to exercise Warrant “E” via a cashless provision and hold for six months to remove the legend under Rule 144 of the Securities Act. During the years ended December 31, 2010 and 2011, T Squared paid down a total of $1,625,000. During the year ended December 31, 2016, T Squared paid $50,000 for the issuance of Warrants G, H and I as described below. Per the provisions of the Warrant Purchase Agreement, the $50,000 was to reduce the exercise price of Warrant “E”. On April 13, 2017, T Squared exercised 162,885 warrants using the cashless exercise provision, in the warrant agreement and received 162,885 shares of the Common Stock. Since T Squared applied the $1,675,000 that it had previously paid the Company to pay down the exercise price of the warrants, the exercise price for the remaining 12,115 warrants was recalculated and is currently $6.20 per share of Common Stock. T Squared did not make any payments during the nine months ended September 30, 2017 to reduce the exercise price of the warrants.

During the year ended December 31, 2012, T Squared agreed to amend a provision in a preferred stock purchase agreement (the “Preferred Stock Purchase Agreement”) dated May 2011 that required the Company to obtain consent from T Squared before issuing any Common Stock below the existing conversion price as defined in the Preferred Stock Purchase Agreement. As a result, the Company has extended the expiration date of Warrant “E” (described above) to September 13, 2015 and on September 13, 2012, the Company issued 175,000 warrants to T Squared (“Warrant “F”) with an exercise price of $10.00 per share. Under the terms of Warrant “F”, T Squared has the option to continually pay the Company an amount of money to reduce the exercise price of Warrant “F” until such time as the exercise price of Warrant “F” is effectively $0.004 per share. At such time, T Squared will have the right to exercise Warrant “F” via a cashless provision and hold for six months to remove the legend under Rule 144 of the Securities Act. The Company agreed to extend both warrants until December 31, 2018 with substantially the same terms as herein discussed. T Squared did not make any payments during the nine months ended September 30, 2017 to reduce the exercise price of the warrants.

On September 13, 2012, the Company sold 175,000 warrants with an exercise price of $10.00 per share and an expiration date of September 13, 2015 for $35,000. Under the terms of these warrants, the holder has the option to continually pay the Company an amount of money to reduce the exercise price of the warrants until such time as the exercise price is effectively $0.004 per share. At such time, the holder will have the right to exercise the warrants via a cashless provision and hold for six months to remove the legend under Rule 144 of the Securities Act. The Company recorded the $35,000 as additional paid in capital. The Company agreed to extend the warrants until December 31, 2018 with substantially the same terms as herein discussed. The holder of the warrants did not make any payments during the nine months ended September 30, 2017 to reduce the exercise price of the warrants.

On November 4, 2016, the Company issued a Warrant “G”, a Warrant “H” and a Warrant “I” to T Squared (“Warrants “G”, “H” and “I”). A summary of Warrants “G”, “H” and “I” issued to T Squared is as follows:

Warrants:	Number of Shares	Exercise price at September 30, 2017	Original Exercise Price	Fair Value as of September 30, 2017	Fair Value as of December 31, 2016	Expiration Date
Warrant “G”	750,000	$9.22	$10.00	$1,043,761	$3,300,671	January 31, 2018
Warrant “H”	250,000	$9.22	$12.00	715,215	1,524,805	January 31, 2019
Warrant “I”	250,000	$9.22	$14.00	1,015,607	1,568,460	January 31, 2020
	1,250,000			$2,774,583	$6,393,936

The Warrants “G”, “H” and “I” each contain an antidilution provision which in the event the Company sells grants or issues any shares, options, warrants, or any instrument convertible into shares or equity in any form below the then current exercise price per share of the Warrants “G”, “H” and “I”, then the then current exercise price per share for the warrants that are outstanding will be reduced to such lower price per share. Under the terms of the Warrants “G”, “H” and “I”, T Squared has the option to continually pay the Company an amount of money to reduce the exercise price of any of Warrants “G”, “H” and “I” until such time as the exercise price of Warrant “G”, “H” and/or “I” is effectively $0.02 per share. The Common Stock issuable upon exercise of Warrants “G”, “H” and “I” are not registered and will contain a restrictive legend as required by the Securities Act. At such time when the T Squared has paid down the warrants to an exercise price of $0.02 per share or less T Squared will have the right to exercise the Warrants “G”, “H” and “I” via a cashless provision and hold for six months to remove the legend under Rule 144 of the Securities Act.

On March 30, 2016, the Company issued shares of Common Stock at a purchase price of $9.22 per share related to the acquisition of 42West (note 4). As a result, the exercise price of each of Warrants “G”, “H” and “I” were reduced to $9.22.

Due to the existence of the antidilution provision, the Warrants “G”, “H” and “I” are carried in the condensed consolidated financial statements as of September 30, 2017 and December 31, 2016 as derivative liabilities at fair value (see note 11).

On December 29, 2016, in connection with the purchase by the Company of 25% of the outstanding membership interests of Dolphin Kids Club, LLC, the termination of an Equity Finance Agreement and the debt exchange of First Loan and Security Notes, Web Series Notes and Second Loan and Security Notes (See note 8), the Company issued Warrant “J” and Warrant “K” (Warrants “J” and “K”) to the seller. Each of the Warrants “J” and “K” had an exercise price of $0.03 per share and an expiration date of December 29, 2020.

The Warrants “J” and “K” each contained an antidilution provision that in the event the Company sells grants or issues any shares, options, warrants, or any instrument convertible into shares or equity in any form below the current exercise price per share of Warrants “J” and “K”, then the current exercise price per share for the Warrants “J” and “K” that are outstanding will be reduced to such lower price per share. The Common Stock issuable upon exercise of Warrants “J” and “K” are not registered and will contain a restrictive legend as required by the Securities Act. At such time as the exercise price is $0.01 per share or less, the holder will have the right to exercise the Warrants “J” and “K” via a cashless provision and hold for six months to remove the legend under Rule 144 of the Securities Act.

Due to the existence of the antidilution provision, the Warrants “J” and “K” were carried in the condensed consolidated balance sheet as of December 31, 2016 as derivative liabilities at a fair value of $12,993,342 for Warrant “J” and $1,017,912 for Warrant “K” (see note 11). On March 30, 2017, the holders of Warrants J and K exercised their warrants and were issued 1,170,000 shares of Common Stock. The Company received $35,100 of proceeds from the transaction.

A summary of warrants outstanding at December 31, 2015 and issued, exercised and expired during the year ended December 31, 2016 is as follows (amounts have been adjusted to reflect the reverse stock split):

Warrants:	Shares	Weighted Avg. Exercise Price
Balance at December 31, 2015	525,000	$6.90
Issued	2,420,000	5.80
Exercised	—	—
Expired	—	—
Balance at December 31, 2016	2,945,000	$5.98

On March 10, 2010, T Squared Investments, LLC (“T Squared”) was issued Warrant “E” for 175,000 shares of Dolphin Digital Media, Inc. at an exercise price of $10.00 per share with an expiration date of December 31, 2012.  T Squared can continually pay the Company an amount of money to reduce the exercise price of Warrant “E” until such time as the exercise price of Warrant “E” is effectively $0.004 per share. Each time a payment by T Squared is made to Dolphin, a side letter will be executed by both parties that states the new effective exercise price of Warrant “E” at that time. At such time when T Squared has paid down Warrant “E” to an exercise price of $0.004 per share or less, T Squared shall have the right to exercise Warrant “E” via a cashless provision and hold for six months to remove the legend under Rule 144 of the Securities Act of 1933 (the “Securities Act”). During the years ended December 31, 2010 and 2011, T Squared paid down a total of $1,625,000.  During the year ended December 31, 2016, T Squared paid $50,000 for the issuance of Warrants G, H and I as described below.  Per the provisions of the Warrant Purchase Agreement, the $50,000 was to reduce the exercise price of Warrant “E”.  As such, the current exercise price is $0.44 per share.

During the year ended December 31, 2012, T Squared agreed to amend a provision in a preferred stock purchase agreement (the “Preferred Stock Purchase Agreement”) dated May 2011 that required the Company to obtain consent from T Squared before issuing any Common Stock below the existing conversion price as defined in the Preferred Stock Purchase Agreement. As a result, the Company has extended the expiration date of Warrant “E” (described above) to September 13, 2015 and on September 13, 2012, the Company issued 175,000 warrants to T Squared (“Warrant “F”) with an exercise price of $10.00 per share. Under the terms of Warrant “F”, T Squared has the option to continually pay the Company an amount of money to reduce the exercise price of Warrant “F” until such time as the exercise price of Warrant “F” is effectively $0.004 per share. At such time, T Squared will have the right to exercise Warrant “F” via a cashless provision and hold for six months to remove the legend under Rule 144 of the Securities Act. The Company agreed to extend both warrants until December 31, 2018 with substantially the same terms as herein discussed. T Squared did not make any payments during the year ended December 31, 2016 to reduce the exercise price of the warrants.

On September 13, 2012, the Company sold 175,000 warrants with an exercise price of $10.00 per share and an expiration date of September 13, 2015 for $35,000. Under the terms of these warrants, the holder has the option to continually pay the Company an amount of money to reduce the exercise price of the warrants until such time as the exercise price is effectively $0.004 per share. At such time, the holder will have the right to exercise the warrants via a cashless provision and hold for six months to remove the legend under Rule 144 of the Securities Act. The Company recorded the $35,000 as additional paid in capital. The Company agreed to extend the warrants until December 31, 2018 with substantially the same terms as herein discussed. The holder of the warrants did not make any payments during the year ended December 31, 2016 to reduce the exercise price of the warrants.

On November 4, 2016, the Company issued a Warrant “G”, a Warrant “H” and a Warrant “I” to T Squared (“Warrants “G”, “H” and “I”). A summary of Warrants “G”, “H” and “I” issued to T Squared is as follows:

Warrants:	Number of Shares	Exercise Price	Fair Value as of December 31, 2016	Expiration Date
Warrant “G”	750,000	$10.00	$3,300,671	January 31, 2018
Warrant “H”	250,000	$12.00	$1,524,805	January 31, 2019
Warrant “I”	250,000	$14.00	$1,568,460	January 31, 2020
	1,250,000		$6,393,936

The Warrants “G”, “H” and “I” each contain an antidilution provision which in the event the Company sells grants or issues any shares, options, warrants, or any instrument convertible into shares or equity in any form below the then current exercise price per share of the Warrants “G”, “H” and “I”, then the then current exercise price per share for the warrants that are outstanding will be reduced to such lower price per share. Under the terms of the Warrants “G”, “H” and “I”, T Squared has the option to continually pay the Company an amount of money to reduce the exercise price of any of Warrants “G”, “H” and “I” until such time as the exercise price of Warrant “G”, “H” and/or “I” is effectively $0.02 per share. The Common Stock issuable upon exercise of Warrants “G”, “H” and “I” are not registered and will contain a restrictive legend as required by the Securities Act. At such time when the T Squared has paid down the warrants to an exercise price of $0.02 per share or less T Squared will have the right to exercise the Warrants “G”, “H” and “I” via a cashless provision and hold for six months to remove the legend under Rule 144 of the Securities Act.

Due to the existence of the antidilution provision, the Warrants “G”, “H” and “I” are carried in the consolidated financial statements as derivative liabilities at fair value (see Note 10).

On December 29, 2016, in connection with the purchase by the Company of 25% of the outstanding membership interests of Dolphin Kids Club, LLC, the termination of an Equity Finance Agreement and the debt exchange of First Loan and Security Notes, Web Series Notes and Second Loan and Security Notes (See Note 6), the Company issued Warrant “J” and Warrant “K” (Warrants “J” and “K”) to the seller. A summary of Warrants “J” and “K” follows:

Warrant:	Number of Shares	Exercise Price	Fair Value as of December 31, 2016	Expiration Date
Warrant “J”	1,085,000	$0.03	$12,993,342	December 29, 2020
Warrant “K”	85,0000	$0.03	$1,017,912	December 29, 2020
	1,170,000		$14,011,254

The Warrants “J” and “K” each contain an antidilution provision that in the event the Company sells grants or issues any shares, options, warrants, or any instrument convertible into shares or equity in any form below the current exercise price per share of Warrants “J” and “K”, then the current exercise price per share for the Warrants “J” and “K” that are outstanding will be reduced to such lower price per share. The Common Stock issuable upon exercise of Warrants “J” and “K” are not registered and will contain a restrictive legend as required by the Securities Act. At such time as the exercise price is $0.02 per share or less, the holder will have the right to exercise the Warrants “J” and “K” via a cashless provision and hold for six months to remove the legend under Rule 144 of the Securities Act.

Due to the existence of the antidilution provision, the Warrants “J” and “K” are carried in the consolidated financial statements as derivative liabilities at fair value (see Note 10).

None of the warrants were included in computing diluted earnings per share because the effect was anti-dilutive.